EQUITY - Schedule of fair value assumptions of share options Narrative (Details)	12 Months Ended
Dec. 31, 2024 Year
Share Option Plan
Dividend yield (as a percent)	0.00%
Minimum
Share Option Plan
Expected volatility (as a percent)	40.00%
Risk-free interest rate (as a percent)	0.10%
Term of the stock options	2
Maximum
Share Option Plan
Expected volatility (as a percent)	60.00%
Risk-free interest rate (as a percent)	2.50%
Term of the stock options	4